Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
(Loss) / Income for the year from continuing operations	$ (159,780)	$ (357,401)	$ (1,883)
Adjustments for:
Amortization and depreciation	160,633	200,788	182,270
Deferred income tax	50,027	(13,805)	(31,346)
Share of income / (loss) in subsidiaries and associates	629	1,667	1,416
Interest expense	125,533	99,018	92,687
Net foreign exchange	(113,609)	25,022	37,390
Other financial results, net	(19,157)	(14,611)	(36,210)
Changes in working capital	(12,255)	34,098	(153,419)
Net cash provided by / (used in) operating activities	107,958	838	(19,713)
Net cash used in discontinued activities	0	0	0
Cash flows from investing activities
Purchase of property, plant and equipment	(7,665)	(8,951)	(17,117)
Acquisition of other financial assets	(37,120)	(54,491)	(103,421)
Disposals of other financial assets	55,207	67,736	110,005
Cash contribution in subsidiaries and associates	(741)	(2,070)	(1,151)
Loans with related parties			4,157
Net cash provided by / (used in) investing activities	9,626	1,722	(8,872)
Net cash used in discontinued investing activities	(2,495)	(100)	(3,274)
Cash flows from financing activities
Proceeds from borrowings	366,544	224,310	196,977
Principal elements of lease payments	(4,729)	(3,979)
Loans paid	(266,839)	(71,466)	(90,457)
Interest paid	(86,108)	(41,149)	(78,832)
Net cash (used in) / provided by financing activities	(3,669)	90,541	24,575
Net cash used in discontinued operations from financing activities	0	0	0
Increase / (decrease) in cash and cash equivalents	113,915	93,101	(4,010)
Decrease in cash and cash equivalents from discontinued operations	(2,495)	(100)	(3,274)
Cash and cash equivalents
At the beginning of the year	281,031	195,696	244,865
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(16,668)	(7,666)	(41,885)
Increase / (Decrease) in cash and cash equivalents	113,915	93,101	(4,010)
At the end of the year	375,783	281,031	195,696
Parent | Reportable legal entities
Cash flows from operating activities
(Loss) / Income for the year from continuing operations	(95,125)	(246,534)	12,976
Adjustments for:
Amortization and depreciation	50	62	62
Deferred income tax	1,028	(1,028)	1,028
Share of income / (loss) in subsidiaries and associates	88,022	241,693	(20,187)
Interest expense	426	395	390
Net foreign exchange	(51)	(95)	(70)
Other financial results, net	4	4	(300)
Changes in working capital	721	(184)	(207)
Net cash provided by / (used in) operating activities	(4,925)	(5,687)	(6,308)
Cash flows from investing activities
Purchase of property, plant and equipment			(13)
Acquisition of other financial assets			(4,978)
Disposals of other financial assets			17,000
Cash contribution in subsidiaries and associates	(4,544)	(16,630)	(7,917)
Loans with related parties			3,672
Dividends from subsidiaries	11,494	15,944
Net cash provided by / (used in) investing activities	6,950	(686)	7,764
Net cash used in discontinued investing activities	(2,495)	(100)	(3,274)
Cash flows from financing activities
Proceeds from borrowings		8,100
Principal elements of lease payments	(51)	(56)	(53)
Loans paid			(4,494)
Interest paid			(693)
Net cash (used in) / provided by financing activities	(51)	8,044	(5,240)
Increase / (decrease) in cash and cash equivalents	1,974	1,671	(3,784)
Decrease in cash and cash equivalents from discontinued operations	(2,495)	(100)	(3,274)
Cash and cash equivalents
At the beginning of the year	2,166	552	7,610
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(31)	43
Increase / (Decrease) in cash and cash equivalents	1,974	1,671	(3,784)
At the end of the year	1,614	2,166	552
Parent | Reportable legal entities | Aggregate continuing and discontinued operations
Cash flows from financing activities
Increase / (decrease) in cash and cash equivalents	(521)	1,571	(7,058)
Cash and cash equivalents
Increase / (Decrease) in cash and cash equivalents	$ (521)	$ 1,571	$ (7,058)